UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
June 30, 2017

Capital Preservation - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 21.0%
U.S. Treasury Notes, 0.625%, 7/31/17	50,000,000	49,988,337
U.S. Treasury Notes, 4.75%, 8/15/17	50,000,000	50,240,177
U.S. Treasury Notes, 0.75%, 12/31/17	12,000,000	11,975,981
U.S. Treasury Notes, VRN, 1.08%, 7/4/17	165,000,000	165,007,452
U.S. Treasury Notes, VRN, 1.17%, 7/4/17	25,000,000	24,999,888
U.S. Treasury Notes, VRN, 1.18%, 7/4/17	50,000,000	50,009,003
U.S. Treasury Notes, VRN, 1.19%, 7/4/17	90,000,000	90,002,505
U.S. Treasury Notes, VRN, 1.27%, 7/4/17	7,026,000	7,027,623
U. S. Treasury STRIPS - COUPON, 0.00%, 9/30/17(2)	1,302,000	1,298,341
TOTAL U.S. TREASURY NOTES		450,549,307
U.S. TREASURY BILLS(1) — 75.3%
U.S. Treasury Bills, 0.84%, 7/13/17	185,000,000	184,947,625
U.S. Treasury Bills, 0.61%, 7/20/17	228,000,000	227,915,661
U.S. Treasury Bills, 0.83%, 7/27/17	75,000,000	74,955,583
U.S. Treasury Bills, 0.86%, 8/3/17	152,000,000	151,882,263
U.S. Treasury Bills, 0.91%, 8/10/17	149,305,000	149,155,695
U.S. Treasury Bills, 0.92%, 8/17/17	170,000,000	169,798,161
U.S. Treasury Bills, 0.94%, 8/24/17	125,000,000	124,827,500
U.S. Treasury Bills, 0.98%, 8/31/17	175,000,000	174,715,334
U.S. Treasury Bills, 1.03%, 9/21/17	90,000,000	89,792,950
U.S. Treasury Bills, 0.96%, 10/19/17	50,000,000	49,855,625
U.S. Treasury Bills, 0.97%, 10/26/17	50,000,000	49,845,219
U.S. Treasury Bills, 1.04%, 11/16/17	39,780,000	39,624,460
U.S. Treasury Bills, 1.13%, 12/28/17	125,000,000	124,306,250
TOTAL U.S. TREASURY BILLS		1,611,622,326
TOTAL INVESTMENT SECURITIES — 96.3%		2,062,171,633
OTHER ASSETS AND LIABILITIES — 3.7%		79,039,043
TOTAL NET ASSETS — 100.0%		$2,141,210,676

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Notes	—	450,549,307	—
U.S. Treasury Bills	—	1,611,622,326	—
	—	2,062,171,633	—

3. Federal Tax Information

As of period end, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,062,171,633

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2017

Ginnie Mae - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 99.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
GNMA VRN, 2.125%, 7/20/17	12,052,711	12,504,839
GNMA VRN, 2.25%, 7/20/17	5,139,381	5,325,039
GNMA VRN, 2.375%, 7/20/17	6,297,795	6,530,140
		24,360,018
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.8%
GNMA, 2.50%, 6/20/46 to 7/20/46	42,486,769	41,416,937
GNMA, 3.00%, 7/20/17(2)	170,000,000	171,713,282
GNMA, 3.00%, 2/20/43 to 7/20/45	39,611,905	40,140,906
GNMA, 3.50%, 7/20/17(2)	90,000,000	93,206,253
GNMA, 3.50%, 12/20/41 to 12/20/44	261,021,260	271,386,029
GNMA, 3.50%, 4/20/43(3)	25,798,627	26,837,153
GNMA, 4.00%, 12/20/39 to 5/15/42	115,064,817	121,846,887
GNMA, 4.50%, 7/15/33 to 3/20/42	73,594,822	79,462,354
GNMA, 5.00%, 6/15/33 to 5/20/41	61,338,522	67,407,235
GNMA, 5.50%, 4/15/33 to 8/15/39	61,094,316	68,280,125
GNMA, 6.00%, 2/20/26 to 2/20/39	27,060,868	30,733,222
GNMA, 6.50%, 9/20/23 to 11/15/38	4,026,061	4,630,331
GNMA, 7.00%, 12/20/25 to 12/20/29	645,682	762,882
GNMA, 7.25%, 4/15/23 to 6/15/23	30,475	30,981
GNMA, 7.50%, 12/20/23 to 2/20/31	135,491	164,692
GNMA, 7.75%, 11/15/22	10,931	10,965
GNMA, 7.77%, 4/15/20 to 6/15/20	60,522	61,381
GNMA, 7.89%, 9/20/22	6,606	6,625
GNMA, 7.98%, 6/15/19	4,265	4,277
GNMA, 8.00%, 10/20/17 to 7/20/30	559,787	584,716
GNMA, 8.25%, 4/20/21 to 2/15/22	114,241	115,792
GNMA, 8.50%, 3/15/18 to 12/15/30	395,236	429,108
GNMA, 8.75%, 6/20/21 to 7/15/27	55,981	56,811
GNMA, 9.00%, 10/15/17 to 1/15/25	143,109	148,422
GNMA, 9.25%, 6/20/21 to 3/15/25	39,144	39,710
GNMA, 9.50%, 3/15/18 to 7/20/25	117,373	119,524
GNMA, 9.75%, 12/15/18 to 11/20/21	33,204	33,863
GNMA, 10.00%, 12/15/17 to 8/15/21	1,140	1,151
GNMA, 10.25%, 2/15/19	2,069	2,078
GNMA, 10.50%, 4/20/19	4	4
GNMA, 11.00%, 9/15/18 to 6/15/20	13,357	13,430
		1,019,647,126
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,039,470,702)		1,044,007,144
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.2%
GNMA, Series 2000-22, Class FG, VRN, 1.37%, 7/16/17	4,513	4,519
GNMA, Series 2001-59, Class FD, VRN, 1.67%, 7/16/17	439,726	441,596
GNMA, Series 2001-62, Class FB, VRN, 1.67%, 7/16/17	915,126	920,858
GNMA, Series 2002-13, Class FA, VRN, 1.67%, 7/16/17	596,153	600,282
GNMA, Series 2002-24, Class FA, VRN, 1.67%, 7/16/17	1,211,597	1,221,769
GNMA, Series 2002-29, Class FA SEQ, VRN, 1.56%, 7/20/17	468,295	470,983
GNMA, Series 2002-31, Class FW, VRN, 1.57%, 7/16/17	354,879	356,720

GNMA, Series 2003-110, Class F, VRN, 1.61%, 7/20/17	1,616,641	1,620,350
GNMA, Series 2003-42, Class FW, VRN, 1.56%, 7/20/17	636,812	637,239
GNMA, Series 2003-66, Class HF, VRN, 1.66%, 7/20/17	973,193	980,596
GNMA, Series 2004-39, Class XF SEQ, VRN, 1.42%, 7/16/17	583,508	583,994
GNMA, Series 2004-76, Class F, VRN, 1.61%, 7/20/17	1,391,564	1,394,635
GNMA, Series 2005-13, Class FA, VRN, 1.41%, 7/20/17	3,605,357	3,567,194
GNMA, Series 2007-5, Class FA, VRN, 1.35%, 7/20/17	3,486,678	3,474,883
GNMA, Series 2007-58, Class FC, VRN, 1.71%, 7/20/17	2,158,956	2,168,296
GNMA, Series 2007-74, Class FL, VRN, 1.63%, 7/16/17	5,119,035	5,139,886
GNMA, Series 2008-18, Class FH, VRN, 1.81%, 7/20/17	2,981,502	3,006,688
GNMA, Series 2008-2, Class LF, VRN, 1.67%, 7/20/17	2,245,406	2,253,464
GNMA, Series 2008-27, Class FB, VRN, 1.76%, 7/20/17	5,224,475	5,290,047
GNMA, Series 2008-61, Class KF, VRN, 1.88%, 7/20/17	2,602,370	2,648,655
GNMA, Series 2008-73, Class FK, VRN, 1.97%, 7/20/17	3,507,583	3,586,190
GNMA, Series 2008-75, Class F, VRN, 1.74%, 7/20/17	4,088,346	4,120,395
GNMA, Series 2008-88, Class UF, VRN, 2.21%, 7/20/17	2,396,003	2,463,079
GNMA, Series 2009-109, Class FA, VRN, 1.57%, 7/16/17	252,856	252,988
GNMA, Series 2009-127, Class FA, VRN, 1.76%, 7/20/17	3,394,173	3,411,293
GNMA, Series 2009-76, Class FB, VRN, 1.77%, 7/16/17	2,404,743	2,425,575
GNMA, Series 2009-92, Class FJ, VRN, 1.85%, 7/16/17	1,466,741	1,483,409
GNMA, Series 2010-14, Class QF, VRN, 1.62%, 7/16/17	10,547,226	10,588,288
GNMA, Series 2010-25, Class FB, VRN, 1.72%, 7/16/17	8,085,286	8,140,331
GNMA, Series 2012-105, Class FE, VRN, 1.51%, 7/20/17	8,367,452	8,352,488
GNMA, Series 2015-111, Class FK, VRN, 1.25%, 7/20/17	8,721,162	8,695,163
GNMA, Series 2015-80, Class YF, VRN, 1.60%, 7/16/17	12,552,404	12,593,354
GNMA, Series 2016-68, Class MF, VRN, 1.35%, 7/20/17	4,724,092	4,721,163
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,563,174)		107,616,370
TEMPORARY CASH INVESTMENTS — 15.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $68,665,345), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $67,024,851)		67,019,936
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $101,334,202), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $99,342,815)		99,340,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,029,871	1,029,871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $167,389,807)		167,389,807
TOTAL INVESTMENT SECURITIES — 125.2% (Cost $1,314,423,683)		1,319,013,321
OTHER ASSETS AND LIABILITIES(4) — (25.2)%		(265,822,448)
TOTAL NET ASSETS — 100.0%		$1,053,190,873

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments. At the period end, the aggregate value of securities pledged was $568,464.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,044,007,144	—
U.S. Government Agency Collateralized Mortgage Obligations	—	107,616,370	—
Temporary Cash Investments	1,029,871	166,359,936	—
	1,029,871	1,317,983,450	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,314,423,683
Gross tax appreciation of investments	$15,999,262
Gross tax depreciation of investments	(11,409,624)
Net tax appreciation (depreciation) of investments	$4,589,638

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2017

Government Bond - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 46.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.5%
FHLMC, VRN, 2.03%, 7/15/17	1,398,456	1,459,191
FHLMC, VRN, 2.07%, 7/15/17	2,253,557	2,290,969
FHLMC, VRN, 2.32%, 7/15/17	2,223,052	2,247,879
FHLMC, VRN, 2.51%, 7/15/17	2,453,721	2,524,968
FHLMC, VRN, 2.59%, 7/15/17	2,083,515	2,124,488
FHLMC, VRN, 2.61%, 7/15/17	2,384,804	2,460,826
FHLMC, VRN, 2.69%, 7/15/17	1,521,921	1,607,711
FHLMC, VRN, 2.86%, 7/15/17	2,476,597	2,529,705
FHLMC, VRN, 2.92%, 7/15/17	977,997	1,027,708
FHLMC, VRN, 2.95%, 7/15/17	621,524	654,060
FHLMC, VRN, 3.13%, 7/15/17	895,680	949,323
FHLMC, VRN, 3.20%, 7/15/17	1,706,099	1,759,086
FHLMC, VRN, 3.22%, 7/15/17	355,938	373,114
FHLMC, VRN, 3.49%, 7/15/17	640,178	675,345
FHLMC, VRN, 3.51%, 7/15/17	327,457	345,258
FHLMC, VRN, 3.63%, 7/15/17	381,568	404,055
FHLMC, VRN, 3.75%, 7/15/17	1,639,350	1,700,373
FHLMC, VRN, 4.07%, 7/15/17	372,317	383,796
FHLMC, VRN, 5.57%, 7/15/17	751,491	791,417
FNMA, VRN, 2.03%, 7/25/17	2,629,840	2,734,212
FNMA, VRN, 2.40%, 7/25/17	1,509,543	1,529,696
FNMA, VRN, 2.62%, 7/25/17	2,597,572	2,647,414
FNMA, VRN, 2.67%, 7/25/17	3,673,379	3,778,050
FNMA, VRN, 2.72%, 7/25/17	2,903,583	2,977,704
FNMA, VRN, 2.75%, 7/25/17	5,459,049	5,563,957
FNMA, VRN, 2.75%, 7/25/17	4,744,879	4,835,306
FNMA, VRN, 2.83%, 7/25/17	1,160,263	1,217,509
FNMA, VRN, 2.83%, 7/25/17	901,579	942,802
FNMA, VRN, 2.87%, 7/25/17	1,065,808	1,106,599
FNMA, VRN, 2.87%, 7/25/17	1,044,174	1,088,152
FNMA, VRN, 2.88%, 7/25/17	1,530,451	1,587,081
FNMA, VRN, 2.89%, 7/25/17	981,028	1,021,403
FNMA, VRN, 2.89%, 7/25/17	1,309,904	1,361,191
FNMA, VRN, 3.03%, 7/25/17	1,671,221	1,725,923
FNMA, VRN, 3.07%, 7/25/17	644,733	677,917
FNMA, VRN, 3.17%, 7/25/17	1,307,207	1,377,100
FNMA, VRN, 3.18%, 7/25/17	2,975,547	3,041,253
FNMA, VRN, 3.20%, 7/25/17	1,207,583	1,273,907
FNMA, VRN, 3.20%, 7/25/17	1,982,090	2,027,430
FNMA, VRN, 3.26%, 7/25/17	1,981,582	2,057,068
FNMA, VRN, 3.31%, 7/25/17	2,100,053	2,184,612
FNMA, VRN, 3.32%, 7/25/17	501,207	527,500
FNMA, VRN, 3.49%, 7/25/17	1,112,974	1,181,172
FNMA, VRN, 3.49%, 7/25/17	576,923	613,950
FNMA, VRN, 4.96%, 7/25/17	388,093	410,468
GNMA, VRN, 2.125%, 7/20/17	981,650	1,018,906
GNMA, VRN, 2.25%, 7/20/17	272,890	280,320

GNMA, VRN, 2.25%, 7/20/17	482,933	499,422
GNMA, VRN, 2.25%, 7/20/17	1,007,777	1,046,096
GNMA, VRN, 2.25%, 7/20/17	239,556	247,922
GNMA, VRN, 2.375%, 7/20/17	605,499	626,984
GNMA, VRN, 2.375%, 7/20/17	1,174,758	1,215,380
GNMA, VRN, 2.75%, 7/20/17	673,916	704,823
		81,438,501
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 37.1%
FHLMC, 4.50%, 1/1/19	88,768	90,773
FHLMC, 5.00%, 5/1/23	1,652,013	1,757,420
FHLMC, 5.50%, 10/1/34	311,261	348,283
FHLMC, 5.50%, 4/1/38	2,670,473	2,975,035
FHLMC, 4.00%, 12/1/40	1,667,130	1,772,955
FHLMC, 3.00%, 2/1/43	9,698,417	9,737,992
FHLMC, 6.50%, 7/1/47	16,535	17,685
FNMA, 3.00%, 8/14/17(2)	42,500,000	42,370,475
FNMA, 3.50%, 8/14/17(2)	34,160,000	35,015,641
FNMA, 4.50%, 6/1/18	36,513	37,404
FNMA, 4.50%, 5/1/19	354,374	363,018
FNMA, 5.00%, 9/1/20	56,761	58,249
FNMA, 4.50%, 11/1/20	42,363	43,505
FNMA, 6.50%, 3/1/32	87,085	99,282
FNMA, 7.00%, 6/1/32	99,080	114,932
FNMA, 6.50%, 8/1/32	95,356	108,462
FNMA, 5.50%, 7/1/33	668,528	748,426
FNMA, 5.00%, 11/1/33	3,851,911	4,227,171
FNMA, 6.00%, 12/1/33	2,446,443	2,788,247
FNMA, 5.50%, 8/1/34	2,653,468	2,971,485
FNMA, 5.50%, 9/1/34	163,382	180,946
FNMA, 5.50%, 10/1/34	1,282,673	1,435,256
FNMA, 5.00%, 8/1/35	485,440	532,833
FNMA, 5.50%, 1/1/36	2,951,563	3,307,909
FNMA, 5.00%, 2/1/36	282,193	309,933
FNMA, 5.50%, 4/1/36	719,532	805,614
FNMA, 5.00%, 5/1/36	1,264,929	1,389,298
FNMA, 5.50%, 12/1/36	420,467	469,490
FNMA, 5.50%, 2/1/37	1,573,464	1,757,542
FNMA, 6.50%, 8/1/37	288,565	318,772
FNMA, 6.00%, 9/1/37	549,875	621,783
FNMA, 6.00%, 11/1/37	3,024,202	3,436,580
FNMA, 6.00%, 9/1/38	130,581	136,727
FNMA, 4.50%, 2/1/39	1,256,282	1,351,088
FNMA, 4.50%, 4/1/39	833,319	908,198
FNMA, 4.50%, 5/1/39	2,126,343	2,317,328
FNMA, 6.50%, 5/1/39	1,877,063	2,098,669
FNMA, 4.50%, 10/1/39	3,487,556	3,801,734
FNMA, 4.50%, 3/1/40	5,424,166	5,889,519
FNMA, 4.00%, 10/1/40	3,722,922	3,971,786
FNMA, 4.50%, 11/1/40	3,081,910	3,346,476
FNMA, 4.50%, 6/1/41	3,800,719	4,127,838
FNMA, 4.00%, 8/1/41	3,417,518	3,632,788
FNMA, 4.50%, 9/1/41	1,824,723	1,971,944
FNMA, 3.50%, 10/1/41	3,887,760	4,011,652

FNMA, 4.00%, 12/1/41	7,789,553	8,232,906
FNMA, 3.50%, 5/1/42	2,563,826	2,646,360
FNMA, 3.50%, 6/1/42	2,447,947	2,528,081
FNMA, 3.50%, 9/1/42	2,588,462	2,671,176
FNMA, 3.50%, 12/1/42	4,270,642	4,403,906
FNMA, 3.50%, 11/1/45	4,031,259	4,142,965
FNMA, 3.50%, 11/1/45	4,079,422	4,192,462
FNMA, 4.00%, 11/1/45	5,919,796	6,227,572
FNMA, 4.00%, 2/1/46	7,830,004	8,237,093
FNMA, 3.50%, 3/1/46	4,724,269	4,855,178
FNMA, 4.00%, 4/1/46	17,690,125	18,609,852
FNMA, 3.50%, 5/1/46	4,913,782	5,049,942
FNMA, 6.50%, 8/1/47	32,063	34,529
FNMA, 6.50%, 9/1/47	73,673	79,172
FNMA, 6.50%, 9/1/47	3,314	3,566
FNMA, 6.50%, 9/1/47	54,421	58,441
FNMA, 6.50%, 9/1/47	14,519	15,559
FNMA, 6.00%, 4/1/48	320,777	349,533
GNMA, 2.50%, 7/20/17(2)	8,100,000	7,887,497
GNMA, 3.50%, 7/20/17(2)	5,000,000	5,178,125
GNMA, 5.50%, 12/20/38	1,676,819	1,849,730
GNMA, 6.00%, 1/20/39	459,561	519,447
GNMA, 5.00%, 3/20/39	2,290,735	2,547,685
GNMA, 5.50%, 3/20/39	868,643	958,832
GNMA, 5.50%, 4/20/39	1,590,015	1,757,767
GNMA, 4.50%, 1/15/40	1,462,303	1,572,899
GNMA, 4.00%, 11/20/40	6,399,499	6,752,898
GNMA, 4.00%, 12/15/40	1,289,231	1,359,012
GNMA, 4.50%, 7/20/41	5,758,539	6,188,772
GNMA, 3.50%, 6/20/42	8,305,128	8,647,042
GNMA, 3.50%, 7/20/42	6,347,886	6,603,400
GNMA, 4.50%, 8/20/42	4,801,034	5,161,176
GNMA, 4.00%, 9/20/45	8,603,567	9,063,931
GNMA, 2.50%, 6/20/46	9,445,169	9,207,373
GNMA, 2.50%, 7/20/46	12,028,571	11,725,596
		317,097,618
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $397,662,838)		398,536,119
U.S. TREASURY SECURITIES AND EQUIVALENTS — 32.6%
AID (Iraq), 2.15%, 1/18/22	2,600,000	2,610,785
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	13,453,901
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,919,939
U.S. Treasury Bonds, 3.50%, 2/15/39	4,300,000	4,865,635
U.S. Treasury Bonds, 4.375%, 11/15/39	4,000,000	5,105,000
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	792,187
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,925,478
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	848,344
U.S. Treasury Bonds, 3.125%, 2/15/42	1,200,000	1,272,563
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	2,904,014
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,810,825
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	6,066,798
U.S. Treasury Bonds, 3.125%, 8/15/44	19,000,000	20,106,237
U.S. Treasury Bonds, 3.00%, 11/15/44	9,500,000	9,820,435
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	7,105,703

U.S. Treasury Bonds, 3.00%, 5/15/45	5,200,000	5,367,783
U.S. Treasury Notes, 0.75%, 10/31/17	7,000,000	6,992,230
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,570,583
U.S. Treasury Notes, 1.25%, 11/15/18	7,300,000	7,291,590
U.S. Treasury Notes, 1.125%, 1/31/19	41,000,000	40,858,263
U.S. Treasury Notes, 1.625%, 7/31/19	11,000,000	11,052,426
U.S. Treasury Notes, 1.75%, 9/30/19(3)	1,000,000	1,007,422
U.S. Treasury Notes, 1.50%, 11/30/19	1,400,000	1,401,504
U.S. Treasury Notes, 1.625%, 12/31/19	3,300,000	3,312,570
U.S. Treasury Notes, 1.375%, 1/15/20	20,000,000	19,951,560
U.S. Treasury Notes, 1.375%, 2/29/20(3)	2,000,000	1,993,242
U.S. Treasury Notes, 1.50%, 5/31/20	9,000,000	8,987,517
U.S. Treasury Notes, 2.00%, 11/30/20	2,500,000	2,529,492
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,670,460
U.S. Treasury Notes, 2.25%, 4/30/21	3,300,000	3,364,581
U.S. Treasury Notes, 2.00%, 11/15/21	2,000,000	2,016,992
U.S. Treasury Notes, 1.75%, 5/15/22	23,000,000	22,873,776
U.S. Treasury Notes, 1.625%, 8/15/22	11,500,000	11,345,463
U.S. Treasury Notes, 1.75%, 9/30/22	7,000,000	6,936,839
U.S. Treasury Notes, 2.00%, 2/15/23	7,600,000	7,603,709
U.S. Treasury Notes, 2.125%, 5/15/25	15,000,000	14,906,550
U.S. Treasury Notes, 2.25%, 11/15/25	1,200,000	1,200,352
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $272,927,941)		278,842,748
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 25.2%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	308,724	311,336
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	374,243	381,260
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	846,066	876,640
FHLMC, Series 2812, Class MF, VRN, 1.61%, 7/15/17	3,015,072	3,024,041
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	949,023	1,007,166
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	2,214,416	2,361,278
FHLMC, Series 3149, Class LF, VRN, 1.46%, 7/15/17	8,298,987	8,291,967
FHLMC, Series 3153, Class FJ, VRN, 1.54%, 7/15/17	2,661,833	2,668,490
FHLMC, Series 3397, Class GF, VRN, 1.66%, 7/15/17	1,252,794	1,260,653
FHLMC, Series 3417, Class FA, VRN, 1.66%, 7/15/17	1,943,607	1,955,640
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,725,670
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,249,802
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	5,094,998	5,189,479
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,128,925
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,604,872
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,276,637
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	5,013,653	5,027,892
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,141,901
FHLMC, Series K726, Class A2, 2.91%, 4/25/24	6,900,000	7,058,205
FHLMC, Series KF29, Class A, VRN, 1.34%, 7/25/17	4,898,981	4,904,778
FHLMC, Series KF31, Class A, VRN, 1.43%, 7/25/17	5,000,000	5,009,209
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	9,607,945
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	7,350,687	7,357,336
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	351,714	355,638
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	565,028	570,169
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	521,539	532,274
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	463,892	478,004
FNMA, Series 2005-103, Class FP, VRN, 1.52%, 7/25/17	2,883,526	2,872,661
FNMA, Series 2007-36, Class FB, VRN, 1.62%, 7/25/17	310,567	311,605

FNMA, Series 2008-9, Class FA, VRN, 1.72%, 7/25/17	8,982,567	9,021,549
FNMA, Series 2009-89, Class FD, VRN, 1.82%, 7/25/17	1,632,810	1,647,788
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	237,496	239,014
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.55%, 7/25/17	1,185,604	1,186,720
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	1,121,118	1,120,784
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 7/1/17	13,000,000	13,276,026
FNMA, Series 2015-M12, Class FA, VRN, 1.38%, 7/1/17	10,702,633	10,727,090
FNMA, Series 2015-M8, Class FA, VRN, 1.20%, 7/1/17	10,584,354	10,594,165
FNMA, Series 2016-11, Class FB, VRN, 1.55%, 7/1/17	6,177,768	6,204,371
FNMA, Series 2016-M13, Class FA, VRN, 1.72%, 7/1/17	5,784,625	5,815,156
FNMA, Series 2016-M2, Class FA, VRN, 1.84%, 7/1/17	4,698,398	4,746,885
FNMA, Series 2017-M3, Class A2, VRN, 2.57%, 7/1/17	9,000,000	8,770,977
GNMA, Series 2007-5, Class FA, VRN, 1.35%, 7/20/17	886,249	883,251
GNMA, Series 2008-18, Class FH, VRN, 1.81%, 7/20/17	1,605,424	1,618,986
GNMA, Series 2010-14, Class QF, VRN, 1.62%, 7/16/17	4,568,285	4,586,070
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,144,887	2,241,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,627,393)		215,222,175
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FNMA, 2.125%, 4/24/26	3,100,000	3,022,348
FNMA, 6.625%, 11/15/30	15,700,000	22,497,582
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,672,400)		25,519,930
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $6,873,025), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $6,708,821)		6,708,329
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $10,143,149), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $9,943,282)		9,943,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	88,592	88,592
U.S. Treasury Bills, 0.75%, 11/9/17(4)	10,000,000	9,962,870
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,713,230)		26,702,791
TOTAL INVESTMENT SECURITIES — 110.5% (Cost $934,603,802)		944,823,763
OTHER ASSETS AND LIABILITIES(5) — (10.5)%		(89,415,115)
TOTAL NET ASSETS — 100.0%		$855,408,648

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
18	U.S. Treasury 10-Year Notes	September 2017	2,259,562	(12,697)
145	U.S. Treasury 2-Year Notes	September 2017	31,335,860	(47,904)
50	U.S. Treasury 5-Year Notes	September 2017	5,891,797	(5,581)
			39,487,219	(66,182)

SWAP AGREEMENTS
CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	6,000,000	Receive	2.24	11/15/26	(121,221)	(120,657)
CPURNSA	6,000,000	Receive	2.28	11/16/26	(141,111)	(140,546)
CPURNSA	7,000,000	Receive	2.27	11/21/26	(161,550)	(160,974)
					(423,882)	(422,177)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Goldman Sachs & Co.	5,000,000	CPURNSA	Receive	2.25	11/15/26	(101,553)
Goldman Sachs & Co.	5,000,000	CPURNSA	Receive	2.28	11/16/26	(119,711)
Goldman Sachs & Co.	4,000,000	CPURNSA	Receive	2.28	11/21/26	(95,575)
						(316,839)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,866,990.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	398,536,119	—
U.S. Treasury Securities and Equivalents	—	278,842,748	—
Collateralized Mortgage Obligations	—	215,222,175	—
U.S. Government Agency Securities	—	25,519,930	—
Temporary Cash Investments	88,592	26,614,199	—
	88,592	944,735,171	—

Liabilities
Other Financial Instruments
Futures Contracts	66,182	—	—
Swap Agreements	—	739,016	—
	66,182	739,016	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$934,890,146
Gross tax appreciation of investments	$16,015,273
Gross tax depreciation of investments	(6,081,656)
Net tax appreciation (depreciation) of investments	$9,933,617

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2017

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.6%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	135,466,097	151,879,440
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	100,433,595	117,097,939
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	63,663,528	71,008,707
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	46,470,373	60,753,507
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	28,505,002	34,301,551
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,196,453	41,032,058
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	43,015,448	53,569,503
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	64,319,616	80,469,050
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	86,982,629	82,905,318
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	48,086,260	44,317,980
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	94,086,248	102,491,348
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	33,282,643	31,271,772
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	9,236,848	9,239,101
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	36,772,989	35,724,223
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	20,273,666	20,940,021
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	99,403,853	99,484,270
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	47,300,064	49,326,020
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	110,375,111	110,574,007
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	172,958,983	180,334,299
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	53,161,426	55,215,477
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	67,065,050	66,983,164
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	103,366,045	105,980,069
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	162,008,979	161,834,981
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	27,651,800	27,528,058
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	98,681,664	98,598,574
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	129,037,356	127,907,634
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	58,003,608	58,405,573
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	106,899,060	108,458,717
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	67,765,446	66,587,547
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	97,307,470	95,611,985
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)	132,436,168	150,923,330
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	148,696,156	147,634,466
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	86,036,940	86,619,926
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	46,214,154	44,595,827
TOTAL U.S. TREASURY SECURITIES (Cost $2,703,319,927)		2,779,605,442
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.4%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	6,975,000	7,068,490
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,625,000	8,848,387
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 7/1/17	7,100,000	7,623,538
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/17	8,000,000	8,444,278
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/17	6,575,000	6,723,858
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	7,425,000	7,510,768
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/17	4,500,000	4,731,238
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,000,000	10,179,100
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	10,000,000	10,229,998
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	7,165,000	7,013,047
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(3)	6,350,000	6,531,084

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	13,070,427
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	8,860,000	9,111,668
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	4,000,000	4,302,464
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	3,000,000	3,236,812
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.56%, 7/15/17(3)	9,725,000	9,736,862
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,700,000	5,588,310
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,498,214
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	6,500,000	6,513,265
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $142,152,287)		142,961,808
CORPORATE BONDS — 2.9%
Banks — 0.3%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	2,000,000	2,005,400
Branch Banking & Trust Co., 3.80%, 10/30/26	650,000	682,163
Citigroup, Inc., 4.45%, 9/29/27	570,000	593,606
JPMorgan Chase & Co., 3.125%, 1/23/25	990,000	985,279
JPMorgan Chase & Co., 4.95%, 6/1/45	490,000	548,684
U.S. Bank N.A., 2.80%, 1/27/25	500,000	495,766
Wells Fargo & Co., MTN, 4.60%, 4/1/21	990,000	1,067,631
Wells Fargo & Co., MTN, 3.55%, 9/29/25	500,000	508,938
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	263,559
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)	2,000,000	1,985,600
		9,136,626
Biotechnology†
Gilead Sciences, Inc., 4.40%, 12/1/21	990,000	1,068,524
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22	500,000	514,505
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18	990,000	994,100
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	1,001,397
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	1,000,869
Synchrony Financial, 3.00%, 8/15/19	240,000	243,513
		3,239,879
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	488,729
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	538,369
		1,027,098
Diversified Financial Services†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	545,380
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	129,244
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	490,000	533,337
Unilever Capital Corp., 2.20%, 3/6/19	500,000	503,557
		1,036,894
Gas Utilities — 0.4%
Energy Transfer LP, 4.05%, 3/15/25	3,550,000	3,570,242
Enterprise Products Operating LLC, 3.75%, 2/15/25	3,880,000	4,002,379
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,423,508
		11,996,129
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	254,517

Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	512,736
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	531,159
		1,043,895
Insurance†
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,000,000	1,015,023
Machinery†
Deere & Co., 2.60%, 6/8/22	520,000	527,064
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	2,000,946
Time Warner, Inc., 3.60%, 7/15/25	740,000	744,182
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	779,000	820,901
		3,566,029
Multi-Utilities — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	2,040,000
Dominion Energy, Inc., 6.40%, 6/15/18	3,250,000	3,392,447
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,043,217
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	525,457
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,029,251
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	755,744
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	522,903
		9,309,019
Oil, Gas and Consumable Fuels — 1.5%
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,880,000	3,224,200
BP Capital Markets plc, 2.50%, 11/6/22	520,000	515,381
BP Capital Markets plc, 2.75%, 5/10/23	280,000	279,009
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	3,350,000	3,197,913
Chevron Corp., 2.43%, 6/24/20	150,000	152,219
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,836,399
Concho Resources, Inc., 4.375%, 1/15/25	2,710,000	2,777,750
ConocoPhillips Co., 3.35%, 5/15/25	990,000	1,007,585
Continental Resources, Inc., 3.80%, 6/1/24	2,880,000	2,651,386
Encana Corp., 6.50%, 2/1/38	2,245,000	2,563,348
Lukoil International Finance BV, 4.75%, 11/2/26(3)	5,000,000	5,127,900
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	1,955,694
Marathon Oil Corp., 5.20%, 6/1/45	2,000,000	1,926,876
Newfield Exploration Co., 5.375%, 1/1/26	3,510,000	3,650,400
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,042,789
Petroleos Mexicanos, 4.625%, 9/21/23	2,700,000	2,739,150
Petroleos Mexicanos, 4.875%, 1/18/24	3,800,000	3,858,520
Statoil ASA, 2.65%, 1/15/24	495,000	489,082
Suncor Energy, Inc., 6.50%, 6/15/38	3,350,000	4,308,070
Total Capital International SA, 2.10%, 6/19/19	990,000	998,255
		47,301,926
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	1,012,238
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	344,227
Union Pacific Corp., 3.25%, 1/15/25	490,000	505,590
		1,862,055
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	501,357
Microsoft Corp., 2.125%, 11/15/22	560,000	555,611

Oracle Corp., 2.65%, 7/15/26	370,000	355,499
		1,412,467
TOTAL CORPORATE BONDS (Cost $93,822,593)		94,986,274
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	505,560	510,997
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	915,951	943,592
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,692,487	1,702,169
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	866,419	896,916
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,536,485	1,559,154
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/17(3)	6,285,000	6,223,640
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/17(3)	5,605,045	5,671,167
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 7/1/17	418,448	431,865
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	489,105	496,322
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	2,974,152	3,071,003
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/17(3)	3,729,631	3,769,509
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	1,359,903	1,417,870
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	1,647,078	1,531,593
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,617,910	1,704,257
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.15%, 7/1/17	8,128,673	8,345,856
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	3,802,567	3,989,702
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/17(3)	2,936,675	2,960,631
		45,226,243
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.47%, 7/25/17	8,400,000	9,271,952
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	3,145,835	3,338,570
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	4,850,000	5,130,794
FNMA, Series 2016-C04, Class 1M2, VRN, 5.47%, 7/25/17	3,000,000	3,315,486
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	2,725,000	3,008,499
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	5,000,000	5,286,524
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	4,000,000	4,112,995
		33,464,820
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,245,527)		78,691,063
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FHLMC, 6.25%, 7/15/32	14,700,000	20,949,925
FNMA, 6.625%, 11/15/30	12,100,000	17,338,901
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $39,248,457)		38,288,826
ASSET-BACKED SECURITIES(2) — 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	13,000,000	13,025,550
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	5,831,053	5,852,324
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	994,312	991,590
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	5,344,642	5,263,146
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	3,769,804	3,759,081
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	3,049,658	3,030,640
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,937,700	1,939,221
TOTAL ASSET-BACKED SECURITIES (Cost $34,043,105)		33,861,552
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	4,000,000	6,997,142

Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)	3,000,000	2,955,588
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,850,207)		9,952,730
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	753,077
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	250,000	326,480
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	379,652
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	350,035
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	295,138
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	327,075
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	183,536
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	308,365
TOTAL MUNICIPAL SECURITIES (Cost $2,723,736)		2,923,358
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $35,624,553), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $34,773,441)		34,770,891
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 3.00%, 5/15/45 - 8/15/46, valued at $52,576,991), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $51,540,460)		51,539,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	319,798	319,798
TOTAL TEMPORARY CASH INVESTMENTS (Cost $86,629,689)		86,629,689
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $3,189,035,528)		3,267,900,742
OTHER ASSETS AND LIABILITIES — (0.6)%		(20,905,217)
TOTAL NET ASSETS — 100.0%		$3,246,995,525

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
523	U.S. Treasury 2-Year Notes	September 2017	113,025,204	(158,551)
301	U.S. Treasury 5-Year Notes	September 2017	35,468,617	(108,091)
			148,493,821	(266,642)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
91	U.S. Treasury 10-Year Ultra Notes	September 2017	12,267,938	50,061
120	U.S. Treasury Long Bonds	September 2017	18,442,500	(50,739)
			30,710,438	(678)

SWAP AGREEMENTS
CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	1,500,000	Receive	2.24	11/15/26	(30,680)	(30,165)
CPURNSA	1,500,000	Receive	2.28	11/16/26	(35,653)	(35,136)
CPURNSA	35,000,000	Receive	2.24	5/3/27	(789,568)	(788,704)
					(855,901)	(854,005)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	14,000,000	CPURNSA	Receive	2.24	4/11/27	(321,653)
Bank of America N.A.	4,000,000	CPURNSA	Receive	2.42	4/1/18	(297,842)
Bank of America N.A.	8,700,000	CPURNSA	Receive	2.51	3/30/19	(797,083)
Bank of America N.A.	5,000,000	CPURNSA	Receive	2.66	12/4/19	(572,273)
Bank of America N.A.	50,000,000	CPURNSA	Receive	2.62	3/18/20	(5,587,155)
Bank of America N.A.	12,800,000	CPURNSA	Receive	1.41	8/27/20	173,324
Bank of America N.A.	4,500,000	CPURNSA	Receive	2.67	4/1/22	(606,404)
Bank of America N.A.	11,000,000	CPURNSA	Receive	2.53	8/19/24	(996,286)
Bank of America N.A.	29,900,000	CPURNSA	Receive	2.08	3/3/25	(703,907)
Bank of America N.A.	24,500,000	CPURNSA	Receive	2.14	7/2/25	(550,147)
Bank of America N.A.	15,000,000	CPURNSA	Receive	1.79	8/27/25	138,175
Bank of America N.A.	10,000,000	CPURNSA	Receive	2.26	11/15/26	(218,309)
Bank of America N.A.	10,000,000	CPURNSA	Receive	2.29	11/16/26	(244,503)
Bank of America N.A.	9,500,000	CPURNSA	Receive	2.28	11/21/26	(222,168)
Bank of America N.A.	13,000,000	CPURNSA	Receive	2.22	4/13/27	(270,411)
Bank of America N.A.	17,500,000	CPURNSA	Receive	2.24	4/28/27	(387,974)
Barclays Bank plc	39,000,000	CPURNSA	Receive	1.71	2/5/20	(316,181)
Barclays Bank plc	16,300,000	CPURNSA	Receive	2.59	7/23/24	(1,583,648)
Barclays Bank plc	10,000,000	CPURNSA	Receive	2.36	9/29/24	(712,620)
Barclays Bank plc	15,000,000	CPURNSA	Receive	2.31	9/30/24	(982,294)
Barclays Bank plc	12,000,000	CPURNSA	Receive	2.25	11/15/26	(247,374)
Barclays Bank plc	12,000,000	CPURNSA	Receive	2.28	11/16/26	(286,088)
Barclays Bank plc	12,000,000	CPURNSA	Receive	2.26	11/21/26	(265,415)
Barclays Bank plc	19,200,000	CPURNSA	Receive	2.90	12/21/27	(4,976,871)
Barclays Bank plc	15,000,000	CPURNSA	Receive	2.78	7/2/44	(3,825,407)
Goldman Sachs & Co.	12,300,000	CPURNSA	Receive	2.25	11/15/26	(249,821)
Goldman Sachs & Co.	12,300,000	CPURNSA	Receive	2.28	11/16/26	(294,490)
						$(25,204,825)

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $29,626,677.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $127,717,641, which represented 3.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,779,605,442	—
Commercial Mortgage-Backed Securities	—	142,961,808	—
Corporate Bonds	—	94,986,274	—
Collateralized Mortgage Obligations	—	78,691,063	—
U.S. Government Agency Securities	—	38,288,826	—
Asset-Backed Securities	—	33,861,552	—
Sovereign Governments and Agencies	—	9,952,730	—
Municipal Securities	—	2,923,358	—
Temporary Cash Investments	319,798	86,309,891	—
	319,798	3,267,580,944	—
Other Financial Instruments
Futures Contracts	50,061	—	—
Swap Agreements	—	311,499	—
	50,061	311,499	—

Liabilities
Other Financial Instruments
Futures Contracts	317,381	—	—
Swap Agreements	—	26,370,329	—
	317,381	26,370,329	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,190,236,087
Gross tax appreciation of investments	$106,151,277
Gross tax depreciation of investments	(28,486,622)
Net tax appreciation (depreciation) of investments	$77,664,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2017

Short-Term Government - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 52.5%
AID (Iraq), 2.15%, 1/18/22	700,000	702,904
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	7,727,302	7,741,227
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	6,951,998	7,248,445
U.S. Treasury Notes, 0.875%, 1/31/18(1)	1,000,000	998,306
U.S. Treasury Notes, 2.625%, 4/30/18	1,000,000	1,010,859
U.S. Treasury Notes, 1.25%, 11/15/18	4,400,000	4,394,931
U.S. Treasury Notes, 1.375%, 11/30/18	3,500,000	3,501,571
U.S. Treasury Notes, 1.125%, 1/31/19	27,000,000	26,906,661
U.S. Treasury Notes, 1.50%, 2/28/19	15,600,000	15,634,741
U.S. Treasury Notes, 1.625%, 7/31/19	19,500,000	19,592,937
U.S. Treasury Notes, 1.75%, 9/30/19	3,600,000	3,626,719
U.S. Treasury Notes, 1.375%, 1/15/20	15,100,000	15,063,428
U.S. Treasury Notes, 1.50%, 5/31/20	800,000	798,890
U.S. Treasury Notes, 1.625%, 6/30/20	5,500,000	5,510,098
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $112,983,667)		112,731,717
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 29.7%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	548,045	557,680
FHLMC, Series 3114, Class FT, VRN, 1.51%, 7/15/17	862,255	863,782
FHLMC, Series 3149, Class LF, VRN, 1.46%, 7/15/17	2,028,199	2,026,484
FHLMC, Series 3200, Class FP, VRN, 1.36%, 7/15/17	1,224,092	1,214,401
FHLMC, Series 3206, Class FE, VRN, 1.56%, 7/15/17	755,518	758,046
FHLMC, Series 3213, Class LF, VRN, 1.38%, 7/15/17	1,697,314	1,687,724
FHLMC, Series 3231, Class FA, VRN, 1.56%, 7/15/17	686,387	688,540
FHLMC, Series 3301, Class FA, VRN, 1.46%, 7/15/17	642,872	642,335
FHLMC, Series 3380, Class FP, VRN, 1.51%, 7/15/17	815,775	814,897
FHLMC, Series 3508, Class PF, VRN, 2.01%, 7/15/17	449,439	456,117
FHLMC, Series 3587, Class FB, VRN, 1.94%, 7/15/17	756,971	768,049
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	75,015	75,384
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	248,394	248,176
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,444,850	1,471,643
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,567,594	2,615,258
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,339,012	1,359,960
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	1,658,689	1,678,101
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,954,432	2,988,982
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,277,990	1,281,620
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,164,303
FHLMC, Series K726, Class A2, 2.91%, 4/25/24	1,700,000	1,738,978
FHLMC, Series KF29, Class A, VRN, 1.34%, 7/15/17	1,299,730	1,301,268
FHLMC, Series KF31, Class A, VRN, 1.43%, 7/15/17	1,250,000	1,252,302
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	3,475,798	3,490,883
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	1,884,792	1,886,496
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	87,813	89,681
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	187,491	189,582
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	360,523	363,803
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	117,511	118,637
FNMA, Series 2003-17, Class FN, VRN, 1.52%, 7/15/17	74,008	74,007
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	270,807	276,382

FNMA, Series 2004-28, Class FE, VRN, 1.57%, 7/15/17	2,873,982	2,872,764
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	232,580	239,655
FNMA, Series 2004-52, Class PF, VRN, 1.67%, 7/15/17	212,826	213,503
FNMA, Series 2006-11, Class FA, VRN, 1.52%, 7/15/17	640,246	637,951
FNMA, Series 2006-60, Class KF, VRN, 1.52%, 7/15/17	1,370,986	1,369,760
FNMA, Series 2006-72, Class TE, VRN, 1.52%, 7/15/17	831,561	828,976
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	190,450	195,702
FNMA, Series 2008-9, Class FA, VRN, 1.72%, 7/15/17	2,184,272	2,193,751
FNMA, Series 2009-33, Class FB, VRN, 2.04%, 7/15/17	900,539	914,375
FNMA, Series 2009-87, Class HF, VRN, 2.07%, 7/15/17	342,876	349,680
FNMA, Series 2009-89, Class FD, VRN, 1.82%, 7/15/17	450,273	454,404
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	128,602	128,739
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	62,294	62,692
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	106,417	106,759
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.55%, 7/15/17	355,681	356,016
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	274,991	274,909
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	1,052,991	1,055,483
FNMA, Series 2015-M12, Class FA, VRN, 1.38%, 7/15/17	2,838,691	2,845,178
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,524,461	1,524,599
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,069,318	1,068,345
FNMA, Series 2015-M8, Class FA, VRN, 1.20%, 7/15/17	2,851,067	2,853,710
FNMA, Series 2016-11, Class FB, VRN, 1.55%, 7/15/17	1,029,628	1,034,062
FNMA, Series 2016-M13, Class FA, VRN, 1.72%, 7/15/17	1,396,289	1,403,658
FNMA, Series 2016-M2, Class FA, VRN, 1.84%, 7/15/17	1,275,217	1,288,376
GNMA, Series 2010-14, Class QF, VRN, 1.62%, 7/15/17	1,171,914	1,176,476
GNMA, Series 2012-105, Class FE, VRN, 1.51%, 7/15/17	2,016,823	2,013,216
GNMA, Series 2016-68, Class MF, VRN, 1.35%, 7/15/17	1,127,381	1,126,682
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,776,374)		63,732,922
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 11.2%
FHLMC, VRN, 2.03%, 7/15/17	401,464	418,899
FHLMC, VRN, 2.07%, 7/15/17	676,067	687,291
FHLMC, VRN, 2.125%, 7/15/17	12,175	12,137
FHLMC, VRN, 2.32%, 7/15/17	444,610	449,576
FHLMC, VRN, 2.51%, 7/15/17	736,116	757,490
FHLMC, VRN, 2.59%, 7/15/17	520,879	531,122
FHLMC, VRN, 2.61%, 7/15/17	1,205,484	1,243,912
FHLMC, VRN, 2.69%, 7/15/17	149,025	157,426
FHLMC, VRN, 2.86%, 7/15/17	619,149	632,426
FHLMC, VRN, 2.89%, 7/15/17	1,851,378	1,955,443
FHLMC, VRN, 2.92%, 7/15/17	293,399	308,312
FHLMC, VRN, 2.93%, 7/15/17	309,091	324,246
FHLMC, VRN, 2.94%, 7/15/17	7,241	7,256
FHLMC, VRN, 2.95%, 7/15/17	93,229	98,109
FHLMC, VRN, 3.13%, 7/15/17	404,007	428,203
FHLMC, VRN, 3.20%, 7/15/17	710,874	732,952
FHLMC, VRN, 3.51%, 7/15/17	116,171	122,486
FHLMC, VRN, 3.63%, 7/15/17	119,960	127,029
FHLMC, VRN, 3.63%, 7/15/17	21,929	22,039
FHLMC, VRN, 3.75%, 7/15/17	703,609	729,800
FHLMC, VRN, 4.07%, 7/15/17	236,742	244,042
FHLMC, VRN, 4.30%, 7/15/17	59,520	61,729
FNMA, VRN, 2.03%, 7/25/17	788,952	820,264

FNMA, VRN, 2.31%, 7/25/17	3,314	3,360
FNMA, VRN, 2.40%, 7/25/17	377,386	382,424
FNMA, VRN, 2.44%, 7/25/17	3,024	3,020
FNMA, VRN, 2.50%, 7/25/17	84	84
FNMA, VRN, 2.62%, 7/25/17	649,393	661,853
FNMA, VRN, 2.67%, 7/25/17	1,469,351	1,511,220
FNMA, VRN, 2.72%, 7/25/17	1,088,844	1,116,639
FNMA, VRN, 2.75%, 7/25/17	417	419
FNMA, VRN, 2.75%, 7/25/17	1,341,956	1,367,744
FNMA, VRN, 2.75%, 7/25/17	665,312	677,991
FNMA, VRN, 2.80%, 7/25/17	7,495	7,878
FNMA, VRN, 2.83%, 7/25/17	14,394	14,473
FNMA, VRN, 2.83%, 7/25/17	4,225	4,249
FNMA, VRN, 2.83%, 7/25/17	365,438	383,469
FNMA, VRN, 2.85%, 7/25/17	68,185	69,727
FNMA, VRN, 2.87%, 7/25/17	79,936	82,995
FNMA, VRN, 2.87%, 7/25/17	605,621	631,128
FNMA, VRN, 2.875%, 7/25/17	567	567
FNMA, VRN, 2.875%, 7/25/17	384,605	398,132
FNMA, VRN, 2.88%, 7/25/17	306,090	317,416
FNMA, VRN, 2.89%, 7/25/17	392,411	408,561
FNMA, VRN, 2.89%, 7/25/17	371,139	385,671
FNMA, VRN, 2.92%, 7/25/17	672,417	697,194
FNMA, VRN, 3.00%, 7/25/17	785	795
FNMA, VRN, 3.03%, 7/25/17	653,726	675,124
FNMA, VRN, 3.17%, 7/25/17	52,286	55,082
FNMA, VRN, 3.18%, 7/25/17	495,924	506,875
FNMA, VRN, 3.20%, 7/25/17	526,061	554,953
FNMA, VRN, 3.20%, 7/25/17	495,522	506,858
FNMA, VRN, 3.26%, 7/25/17	396,316	411,414
FNMA, VRN, 3.31%, 7/25/17	967,031	1,005,968
FNMA, VRN, 3.32%, 7/25/17	72,662	76,473
FNMA, VRN, 3.60%, 7/25/17	211,487	220,458
FNMA, VRN, 4.96%, 7/25/17	97,023	102,617
FNMA, VRN, 6.03%, 7/25/17	731	729
GNMA, VRN, 2.75%, 7/25/17	5,751	5,835
GNMA, VRN, 3.00%, 7/25/17	15,721	15,621
		24,137,205
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 5.50%, 11/1/17	5,003	5,013
FNMA, 7.00%, 5/1/32	147,035	162,351
FNMA, 7.00%, 5/1/32	103,847	114,707
FNMA, 7.00%, 6/1/32	19,121	21,066
FNMA, 7.00%, 6/1/32	92,733	104,161
FNMA, 7.00%, 8/1/32	22,642	22,817
GNMA, 9.50%, 11/20/19	1,049	1,053
		431,168
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,409,978)		24,568,373
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
FHLMC, 1.50%, 1/17/20	2,000,000	1,997,460
FNMA, 1.00%, 8/28/19	2,700,000	2,674,582
FNMA, 1.00%, 10/24/19	1,800,000	1,780,745
FNMA, 1.50%, 2/28/20	1,600,000	1,596,314

FNMA, 1.875%, 4/5/22	800,000	797,970
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,887,017)		8,847,071
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $1,973,028), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $1,925,890)		1,925,749
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $2,913,831), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $2,854,081)		2,854,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	75,753	75,753
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,855,502)		4,855,502
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $214,912,538)		214,735,585
OTHER ASSETS AND LIABILITIES†		(95,381)
TOTAL NET ASSETS — 100.0%		$214,640,204

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
218	U.S. Treasury 2-Year Notes	September 2017	47,111,844	(75,459)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
125	U.S. Treasury 5-Year Notes	September 2017	14,729,492	41,414

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $103,172.

(2)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	112,731,717	—
Collateralized Mortgage Obligations	—	63,732,922	—
U.S. Government Agency Mortgage-Backed Securities	—	24,568,373	—
U.S. Government Agency Securities	—	8,847,071	—
Temporary Cash Investments	75,753	4,779,749	—
	75,753	214,659,832	—
Other Financial Instruments
Futures Contracts	41,414	—	—

Liabilities
Other Financial Instruments
Futures Contracts	75,459	—	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$214,947,451
Gross tax appreciation of investments	$357,861
Gross tax depreciation of investments	(569,727)
Net tax appreciation (depreciation) of investments	$(211,866)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2017